RIGGS FUNDS

SUPPLEMENT TO COMBINED CLASS R SHARES PROSPECTUS AND COMBINED CLASS Y SHARES PROSPECTUS DATED JUNE 30, 2003
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

Subject to shareholder approval, each of the following portfolios of Riggs Funds proposes to  reorganize  on a tax-free  basis into a portfolio of the  Federated
Fund complex as follows:
Riggs Fund/                                 Federated Fund/
Share Class                                 Share Class
-------------------------------------------------------------------------------
Riggs Stock Fund/                           Federated Capital Appreciation Fund/
Class R Shares                              Class A Shares
Class Y Shares
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Riggs Small Company Stock Fund/             Federated Kaufmann Fund/
Class R Shares                              Class A Shares
Class Y Shares
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Riggs U.S. Government Securities Fund/      Federated Total Return Government Bond Fund/
Class R Shares                              Institutional Service Shares
Class Y Shares
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Riggs Bond Fund                             Federated Total Return Bond Fund/
Class R Shares                              Institutional Service Shares
-------------------------------------------------------------------------------
Riggs Short Term Tax Free Bond Fund/        Federated Short-Term Municipal Trust/
Class R Shares                              Institutional Service Shares
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Riggs Intermediate Tax Free Bond Fund/      Federated Intermediate Municipal Trust/
Class R Shares                              Shares
-------------------------------------------------------------------------------
Riggs Prime Money Market Fund/              Automated Cash Management Trust/
Class R Shares                              Institutional Service Shares
Class Y Shares
-------------------------------------------------------------------------------
Riggs U.S. Treasury Money Market Fund/      Automated Government Money Trust/
Class R Shares                              Shares
Class Y Shares
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

If approved by shareholders, the reorganizations will take effect on or about September 26, 2003. Shareholders will be notified if this proposed Agreement and Plan of Reorganization is not approved. Please keep this supplement for your records.





July 16, 2003



Federated Securities Corp., Distributor

Cusip 76656A 609  Cusip 76656A 864
Cusip 76656A 781  Cusip 76656A 302
Cusip 76656A 807  Cusip 76656A 401
Cusip 76656A 799  Cusip 76656A 104
Cusip 76656A 500  Cusip 76656A 203
Cusip 76656A 773  Cusip 76656A 856
Cusip 76656A 872
28660 (7/03)